Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Long-lived Assets by Geography
Long-lived assets, consisting of property and equipment, net and ROU assets by geography were as follows (in thousands):

	September 30, 2023	December 31, 2022
United States	$5,450	$3,999
France	1,067	1,282
All other countries	—	—

Long-lived assets	$6,517	$5,281

Long-lived assets, consisting of property and equipment, net and ROU assets by geography were as follows (in thousands):

	December 31,
	2022	2021
United States	$3,999	$1,370
France	1,282	338
All other countries	—	6

Long-lived assets	$5,281	$1,714